Premises and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 21.0	$ 20.8	$ 22.2
Maximum lease term	5 years
Total lease income	$ 2.4	2.8	2.4
Rent expense	$ 19.1	16.6	$ 15.4
Minimum
Property, Plant and Equipment [Line Items]
Operating lease term (in years)	1 year
Maximum
Property, Plant and Equipment [Line Items]
Operating lease term (in years)	50 years
Buildings
Property, Plant and Equipment [Line Items]
Total allocated cost of portion of buildings held for lease	$ 6.9	8.7
Accumulated depreciation	$ 2.5	$ 3.1